Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions	Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020	Jan. 31, 2020
Daimler [Member]
Related Party Transaction [Line Items]
Related party accounts receivable	$ 1.7	$ 1.2	$ 1.2	$ 0.9